FAIR VALUE ACCOUNTING (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Pension assets	$ 1,616	$ 1,630
Totals	1,616	1,630
Derivative liabilities	2,794	2,244
Totals	2,794	2,244
Level 1
Pension assets	1,616	1,630
Totals	1,616	1,630
Derivative liabilities
Totals
Level 2
Pension assets
Totals
Derivative liabilities
Totals
Level 3
Pension assets
Totals
Derivative liabilities	2,794	2,244
Totals	$ 2,794	$ 2,244